Disclosure of detailed information about fair value adjustment to biological assets and inventory sold (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of detailed information about biological assets [abstract]
Realized fair value amounts included in inventory sold	$ (50,477)	$ (5,822)
Increase (decrease) in fair value on growth of biological assets	75,338	51,840
Adjustment to net realizable value	(14,284)	0
Fair value adjustment to biological assets	$ 10,577	$ 46,018